Summary of Significant Accounting Policies - Schedule of Net Capitalized Software Development Costs (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Capitalized software development costs	$ 101,081	$ 97,010
Accumulated amortization	(76,754)	(71,617)
Net capitalized software development costs	$ 24,327	$ 25,393